Note 7 - Leases	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Lessee, Operating and Financing Leases [Text Block]
Note
7.
Leases

Operating Leases

Avalon leases golf carts, machinery and equipment for the landfill operations, furniture and fixtures for The Grand Resort and office copiers under operating leases. On
January 1, 2019,
as a result of the adopted ASU
2016
-
02,
the Company recorded a ROU asset and related lease liability of approximately
$1.7
million. Our operating leases have remaining lease terms ranging from
1
to
5
years. The weighted average remaining lease term on operating leases was approximately
3.7
years at
December 31, 2020.

In connection with the purchase of New Castle Country Club's real property assets on
May 13, 2019,
the Company assumed the remaining term of New Castle Country Club's golf cart operating lease. At acquisition, the Company recorded an operating lease right-of-use asset and corresponding obligation under operating leases of approximately
$126,000.
The golf cart operating lease had a remaining lease term of
3
years at the acquisition date (See Note
18
). In addition, subsequent to the purchase, the Company also entered into new operating lease agreements for additional golf and maintenance carts. The Company recorded an operating lease right-of-use asset and corresponding obligation under operating leases of approximately
$194,000.

During the
2020,
the Company entered into new operating lease agreements for hotel furniture and golf carts. The Company recorded operating lease right-of-use assets and corresponding obligation under the operating leases of approximately
$0.9
million.

Leased property and associated obligations under operating leases at
December 31, 2020
and
2019
consists of the following (in thousands):

	2020	2019
Operating lease right-of-use assets	$1,728	$1,466

Current portion of obligations under operating leases	$529	$513
Long-term portion of obligations under operating leases	1,199	953
Total obligations under operating leases	$1,728	$1,466

The weighted average discount rate on operating leases was
4.7%
at
December 31, 2020
and
5.0%
at
December 31, 2019.

Finance Leases

In
November 2003,
Avalon entered into a long-term agreement with Squaw Creek Country Club to lease and operate its golf course and related facilities. The lease has an initial term of ten
(
10
) years with
four
(
4
) consecutive
ten
(
10
) year renewal term options unilaterally exercisable by Avalon. Under the lease, Avalon is obligated to pay
$15,000
in annual rent and make leasehold improvements of
$150,000
per year. Amounts expended by Avalon for leasehold improvements during a given year in excess of
$150,000
will be carried forward and applied to future leasehold improvement obligations. Based upon the amount of leasehold improvements already made, Avalon expects to exercise all its remaining renewal options. At
December 31, 2020
there were approximately
32.8
years remaining on the golf course and related facilities finance lease.

In addition, the golf and related operations also entered into lease agreements for vehicles, golf course maintenance and restaurant equipment and the captive landfill operations entered into lease agreements for equipment which were determined to be finance leases. At
December 31, 2020,
the vehicles, golf course maintenance and restaurant equipment and the landfill operations equipment have remaining lease terms ranging from
1
to
5
years. The weighted average remaining lease term on the vehicles and equipment leases was approximately
3.0
years at
December 31, 2020.

Leased property and associated obligations under finance leases at
December 31, 2020
and
2019
consists of the following (in thousands):

	2020	2019
Leased property under finance leases	$12,112	$11,758
Less accumulated amortization	(6,377)	(5,880)
Leased property under finace leases, net	$5,735	$5,878

Current portion of obligations under finance leases	$333	$295
Long-term portion of obligations under finance leases	560	555
Total obligations under finance leases	$893	$850

The weighted average discount rate on finance leases was
4.5%
at
December 31, 2020
and
5.2%
at
December 31, 2019.

For the years ended
December 31, 2020
and
2019,
components of lease expense were as follows (in thousands):

	2020	2019
Operating lease cost:
Rental expense	$643	$775

Finance lease cost:
Depreciation expense	$497	$506
Interest expense	40	43
Total finance lease cost	$537	$549

Future commitments under long-term, operating and finance leases at
December 31, 2020
are as follows (in thousands):

	Finance	Operating	Total
2021	$372	$598	$970
2022	174	548	722
2023	116	380	496
2024	105	204	309
2025	41	153	194
Thereafter	405	-	405
Total lease payments	1,213	1,883	3,096
Less imputed interest	320	155	475
Total	893	1,728	2,621
Less: current portion of obligations under leases	333	529	862
Long-term portion of obligations under leases	$560	$1,199	$1,759

Future commitments under long-term, operating and finance leases at
December 31, 2019
are as follows (in thousands):

	Finance	Operating	Total
2020	$332	$575	$907
2021	285	513	798
2022	87	323	410
2023	29	154	183
2024	18	27	45
Thereafter	420	-	420
Total lease payments	1,171	1,592	2,763
Less imputed interest	321	126	447
Total	850	1,466	2,316
Less: current portion of obligations under leases	295	513	808
Long-term portion of obligations under leases	$555	$953	$1,508